Label	Element	Value
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	$ 50,946,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	49,708,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	(169,000,000)
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	115,000,000	[1]
Retained earnings [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	23,582,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	26,912,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	(179,000,000)
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	113,000,000	[1]
Other reserves [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	12,294,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	8,661,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	10,000,000
Issued capital [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	4,360,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	3,688,000,000
Non-controlling interests [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	6,404,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	6,135,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	2,000,000	[1]
Share premium [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	4,306,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	4,312,000,000
Equity attributable to owners of parent [member]
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	44,542,000,000
Restated Opening Equity Balance After Adjustment For New Accounting Standards	rio_RestatedOpeningEquityBalanceAfterAdjustmentForNewAccountingStandards	43,573,000,000
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	(169,000,000)
Adjustment For Transition To New Accounting Standards	rio_AdjustmentForTransitionToNewAccountingStandards	$ 113,000,000	[1]
Subsidiaries And Joint Operations [Member]
Percentage Of Employees Of Subsidiary Companies	rio_PercentageOfEmployeesOfSubsidiaryCompanies	100.00%

[1]	The impact of the transition to new accounting pronouncements; IFRS 16 “Leases” and IFRIC 23 "Uncertainty over income tax treatments" on 1 January 2019 is discussed in note 45.